American Century Variable Portfolios, Inc.

PROSPECTUS SUPPLEMENT

VP CAPITAL APPRECIATION FUND

Supplement dated February 20, 2007 * Prospectus dated May 1, 2006

THE FOLLOWING REPLACES THE SECTION THE FUND MANAGEMENT TEAM ON PAGE 8.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

GLENN A. FOGLE

Mr. Fogle, Senior Vice President and Senior Portfolio Manager, rejoined the team that manages the fund in February 2007. He joined American Century in September
1990 and became a portfolio manager in June 1993. He has a bachelor's degree in business administration (management) and an MBA in finance from Texas Christian
University. He is a CFA charterholder.

DAVID M. HOLLOND

Mr. Hollond, Vice President and Portfolio Manager, has been a member of the team that manages the fund since February 2007. He joined American Century in 1998 and became a portfolio manager in March 2004. He has a bachelor's degree in
Russian and economics from Grinnell College, a master's degree in economics from the University of Wisconsin, a master's degree in international studies from the
University of Pennsylvania and an MBA in finance from The Wharton School at the
University of Pennsylvania.

KURT R. STALZER

Mr. Stalzer, Vice President and Portfolio Manager, has been a member of the team that manages the fund since joining American Century in January 2000. He has a
BBA with a concentration in finance and accounting from the University of
Michigan - Dearborn.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of fund securities.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-53759 0702

American Century Variable Portfolios, Inc.

PROSPECTUS SUPPLEMENT

VP VISTA(SM) FUND

Supplement dated February 20, 2007 * Prospectus dated May 1, 2006

THE FOLLOWING REPLACES THE SECTION THE FUND MANAGEMENT TEAM ON PAGE 8.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

GLENN A. FOGLE

Mr. Fogle, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since its inception. He joined American
Century in September 1990 and became a portfolio manager in June 1993. He has a bachelor's degree in business administration (management) and an MBA in finance from Texas Christian University. He is a CFA charterholder.

DAVID M. HOLLOND

Mr. Hollond, Vice President and Portfolio Manager, has been a member of the team that manages the fund since August 1998. He joined American Century in 1998 and became a portfolio manager in March 2004. He has a bachelor's degree in Russian and economics from Grinnell College, a master's degree in economics from the
University of Wisconsin, a master's degree in international studies from the
University of Pennsylvania and an MBA in finance from The Wharton School at the
University of Pennsylvania.

BRADLEY J. EIXMANN

Mr. Eixmann, Portfolio Manager, has been a member of the team that manages the fund since joining American Century in July 2002 as an investment analyst. He became a portfolio manager in February 2007. He has a bachelor's degree in managerial studies and economics from Rice University and an MBA in finance from the University of Texas. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of fund securities.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-53760 0702

American Century Variable Portfolios, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

Supplement dated February 20, 2007 * Statement of Additional Information dated
May 1, 2006

THE FOLLOWING REPLACES THE ENTRIES IN THE OTHER ACCOUNTS MANAGED TABLE BEGINNING
ON PAGE 47.

Other Accounts Managed (As of December 31, 2005)
                                                                                 OTHER ACCOUNTS (E.G.,
                             REGISTERED INVESTMENT                               SEPARATE ACCOUNTS AND
                             COMPANIES (E.G., OTHER  OTHER POOLED INVESTMENT     CORPORATE ACCOUNTS
                             AMERICAN CENTURY FUNDS  VEHICLES (E.G., COMMINGLED  INCLUDING INCUBATION
                             AND AMERICAN CENTURY -  TRUSTS AND 529 EDUCATION    STRATEGIES AND
                             SUBADVISED FUNDS)       SAVINGS PLANS)              CORPORATE MONEY)
------------------------------------------------------------------------------------------------------------
VP Capital Appreciation
------------------------------------------------------------------------------------------------------------
Glenn A.   Number of Other   8                       0                           2
Fogle(1)   Accounts Managed
           -------------------------------------------------------------------------------------------------
           Assets in Other   $5,473,849,891          N/A                         $128,604,556
           Accounts Managed
------------------------------------------------------------------------------------------------------------
David M.   Number of Other   8                       0                           2
Hollond(2) Accounts Managed
           -------------------------------------------------------------------------------------------------
           Assets in Other   $5,473,849,891          N/A                         $128,604,556
           Accounts Managed
------------------------------------------------------------------------------------------------------------
Kurt R.    Number of Other   2                       0                           0
Stalzer    Accounts Managed
           -------------------------------------------------------------------------------------------------
           Assets in Other   $1,941,967,854          N/A                         N/A
           Accounts Managed
------------------------------------------------------------------------------------------------------------
VP Vista
------------------------------------------------------------------------------------------------------------
Glenn A.   Number of Other   8                       0                           1
Fogle      Accounts Managed
           -------------------------------------------------------------------------------------------------
           Assets in Other   $6,530,398,558          N/A                         $29,722,005
           Accounts Managed
------------------------------------------------------------------------------------------------------------
David M.   Number of Other   8                       0                           1
Hollond    Accounts Managed
           -------------------------------------------------------------------------------------------------
           Assets in Other   $6,530,398,558          N/A                         $29,722,005
           Accounts Managed
------------------------------------------------------------------------------------------------------------
Bradley J. Number of Other   5                       0                           2
Eixmann(3) Accounts Managed
           -------------------------------------------------------------------------------------------------
           Assets in Other   $2,999,422,651          N/A                         $128,604,556
           Accounts Managed
------------------------------------------------------------------------------------------------------------
(1)  MR. FOGLE BECAME A PORTFOLIO MANAGER ON FEBRUARY 9, 2007. INFORMATION
     IS PROVIDED AS OF FEBRUARY 13, 2007.

(2)  MR. HOLLOND BECAME A PORTFOLIO MANAGER ON FEBRUARY 9, 2007.
     INFORMATION IS PROVIDED AS OF FEBRUARY 13, 2007.

(3)  MR. EIXMANN BECAME A PORTFOLIO MANAGER ON FEBRUARY 9, 2007.
     INFORMATION IS PROVIDED AS OF FEBRUARY 13, 2007.

THE FOLLOWING REPLACES THE SECTION OWNERSHIP OF SECURITIES ON PAGE 51 AND THE
SAME SECTION IN SUPPLEMENTS DATED JUNE 1, 2006 AND NOVEMBER 17, 2006.

OWNERSHIP OF SECURITIES

As of December 31, 2005, none of the portfolio managers beneficially owned shares of the fund they manage. As of April 21, 2006, none of the portfolio managers for VP Balanced beneficially owned shares of the fund they manage. As of July 7, 2006, neither Alexander Tedder nor Tom Telford beneficially owned shares of the fund they manage. As of February 13, 2007, none of the portfolio managers of VP Capital Appreciation or VP Vista beneficially owned shares of the fund they managed. American Century has adopted a policy that, with limited exceptions, requires its portfolio managers to maintain investments in the policy portfolios they oversee. However, because these portfolio managers serve on investment teams that oversee a number of funds in the same broad investment category, the portfolio manager is not required to invest in each such fund.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-53761 0702